ORDINARY SHARES (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended		1 Months Ended		12 Months Ended					1 Months Ended		1 Months Ended				0 Months Ended	12 Months Ended					12 Months Ended				0 Months Ended								0 Months Ended		1 Months Ended	12 Months Ended
	May 04, 2011	Jan. 31, 2011	Oct. 31, 2010	Aug. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jul. 31, 2010	May 04, 2011 Mr. Joseph Chen and his transferees which are his affiliates	Aug. 31, 2010 Ex-executives item	Oct. 31, 2010 Executives item	Oct. 31, 2010 Executives Promissory notes	Oct. 31, 2010 Consultant	Oct. 31, 2010 Ordinary shares issued on exercise of options	Aug. 31, 2010 Ordinary shares issued on exercise of options	May 04, 2011 Class A ordinary shares	Dec. 31, 2012 Class A ordinary shares item	Dec. 31, 2010 Class A ordinary shares	Dec. 31, 2011 Class A ordinary shares	May 04, 2011 Class A ordinary shares IPO	May 04, 2011 Class A ordinary shares Private placements	Dec. 31, 2010 Class B ordinary shares	Dec. 31, 2012 Class B ordinary shares item	Dec. 31, 2011 Class B ordinary shares	May 04, 2011 Class B ordinary shares	May 04, 2011 Class B ordinary shares Mr. Joseph Chen and his transferees which are his affiliates	Feb. 29, 2012 Series A shares	Jan. 31, 2010 Series A shares	Dec. 31, 2009 Series A shares	May 04, 2011 Series A shares Mr. Joseph Chen and his transferees which are his affiliates	Dec. 31, 2010 Series B shares	Dec. 31, 2009 Series B shares	May 04, 2011 Series B shares Mr. Joseph Chen and his transferees which are his affiliates	May 04, 2011 Series D shares	Sep. 28, 2012 ADSs	Sep. 30, 2011 ADSs	Dec. 31, 2012 ADSs	Dec. 31, 2011 ADSs	Dec. 31, 2012 ADSs Call spread agreements	Dec. 31, 2011 ADSs Call spread agreements	May 04, 2011 ADSs IPO
ORDINARY SHARES
Ordinary shares authorized	2,000,000,000															3,000,000,000	3,000,000,000		3,000,000,000				500,000,000	500,000,000	500,000,000
Ordinary shares, par value (in dollars per share)	$ 0.001															$ 0.001	$ 0.001		$ 0.001				$ 0.001	$ 0.001	$ 0.001
Ordinary shares issued										4,641,660			3,000,000		6,416,670		729,848,742		770,912,350				402,680,117	398,763,450
Proceeds from ordinary shares issued			$ 2,104				$ 2,104			$ 811			$ 2,104		$ 755
Shares repurchased		800,000	6,888,440	47,142,860																															24,173,666		1,349,438	1,089,228	16,735,000	5,000,000
Repurchase of ordinary shares			3,624	34,179	53,630	44,361	42,455							4,652				6,840				5,760													101,800		4,609	4,305	71,576
Repurchase price of ordinary share (in dollars per share)														$ 0.725
Repurchase price of ordinary share (in dollars per share)		$ 0.7		$ 0.725
Number of ex-executives to whom the shares are issued										2
Number of executives from whom subscription is receivable for shares issued											2
Price per share for the shares issued (in dollars per share)			$ 0.701		$ 1.15	$ 1.18	$ 11.17																																		$ 14
Price per share for the shares issued (in dollars per share)			$ 0.701								$ 0.701										$ 4.67
Notes receivable, face amount												4,909
Interest rate on notes receivable (as a percent)								5.40%				5.60%
Period for notes receivable becoming due or payable												3 years
Convertible preferred shares, outstanding																														25,571,420			70,701,580
Ordinary shares, outstanding									173,985,970								729,848,742		770,912,350				402,680,117	398,763,450
Convertible preferred shares, conversion ratio																1										1
Ordinary shares, conversion ratio																1										1
Convertible redeemable preferred shares, outstanding																																		135,129,480
Convertible redeemable preferred shares, conversion ratio																																		1
Shares issued																					23,571,426						96,500,000	85,100,000	96,500,000		81,501,540	91,101,540									61,065,000
Number of ordinary shares represented by each ADS																				3
Number of ordinary shares represented by ADS																				183,195,000
Proceeds from shares issued during IPO and private placements	777,379					777,379
Offering costs related to IPO and private placements	6,317					6,317
Number of votes entitled to ordinary shareholders																	1						10
Number of Class A ordinary shares issuable upon conversion																	1
Stock repurchase, authorized amount																																				150,000				41,361
Authorized period for repurchase of stock																																				1 year
Stock repurchase, authorized shares																																								11,000,000
Shares settled by repurchase, value																																								21,310
Prepaid balance to MS to repurchase of shares																																								$ 20,051
Number of balance shares to MS to be repurchased																																								6,000,000